The Jones Group Inc.
1411 Broadway
New York, New York  10018

February 22, 2013

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10-K. This report is prepared on a consistent basis as prior years and reflects no changes from the previous year in any accounting principles or practices or in the method of applying any such accounting principles or practices.

Sincerely,

The Jones Group Inc.

/s/ Christopher R. Cade

Christopher R. Cade
Executive Vice President, Chief Accounting Officer and Controller